SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥) item
Online Lending Information Intermediary Services revenue
Revenue recognition
Number of services | item	2
Number of performance obligations | item	2
Aggregate amount of remaining performance obligations	¥ 788,906
Online Lending Information Intermediary Services revenue | Minimum
Revenue recognition
Investment, annualized interest rate	0.50%
Online Lending Information Intermediary Services revenue | Maximum
Revenue recognition
Investment, annualized interest rate	1.50%
Online Lending Information Intermediary Services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue recognition
Aggregate amount of remaining performance obligations	¥ 594,313
Period of remaining performance obligation, expected timing of satisfaction	12 months
Online Lending Information Intermediary Services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue recognition
Aggregate amount of remaining performance obligations	¥ 182,523
Period of remaining performance obligation, expected timing of satisfaction	24 months
Online Lending Information Intermediary Services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue recognition
Aggregate amount of remaining performance obligations	¥ 12,070
Period of remaining performance obligation, expected timing of satisfaction	0 months
Direct lending program revenue
Revenue recognition
Number of performance obligations | item	2